Business combinations and acquisition of non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line Items]
Summary of Fair Value of Contingent Consideration and Liabilities
A reconciliation of fair value measurement of the contingent consideration and liabilities from business combination are provided below:

€
As at January 1, 2017	23,526
Liabilities arising on business combination	10,298
Movements during the year*	(9,470)

As at December 31, 2017	24,354
Liabilities arising on business combination	12,046
Movements during the year*	(7,492)

As at December 31, 2018	28,908
Liabilities arising on business combination	23,080
Movements during the year*	(5,884)

As at December 31, 2019	46,104

*	Movements during the year include the fair value remeasurement, settlement during the year, and the exchange differences.

Youthstream [member]
Statement [line Items]
Summary of Fair Values of Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of the Youthstream as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	6,058
Trade and other receivables	6,940
Other assets	742
Non-current assets
Property, plant and equipment	634
Intangible assets	50,738
Liabilities
Current liabilities
Trade and other payables	1,927
Contract liabilities	12,134
Accrued expenses	154
Non-current liabilities
Deferred tax liabilities	14,207

Total identifiable net assets at fair value	36,690

Goodwill arising on acquisition	69,467

Purchase consideration	106,157

Purchase consideration:
Cash and cash equivalents*	93,723
Contingent consideration	12,434

Total consideration	106,157

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	6,058
Cash paid for the acquired subsidiaries	(80,000)

Net cash flows on acquisition	(73,942)

*	A deferred payment of €13,723 was included in cash and cash equivalents consideration, which should be paid in three years from 2019 to 2021.

Threshold Sports Limited [member]
Statement [line Items]
Summary of Fair Values of Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of Threshold Sports Limited as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	4,652
Trade and other receivables	679
Inventories	41
Other assets	648
Non-current assets
Property, plant and equipment	42
Intangible assets	2,326
Liabilities
Current liabilities
Trade and other payables	389
Contract Liabilities	4,278
Income Tax Payable	165
Non-current liabilities
Deferred tax liabilities	442

Total identifiable net assets at fair value	3,114

Goodwill arising on acquisition	2,814

Purchase consideration	5,928

Purchase consideration:
Cash and cash equivalents	3,606
Contingent consideration	2,322

Total consideration	5,928

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	4,652
Cash paid for the acquired subsidiaries	(3,606)

Net cash flows on acquisition	1,046

Fairfax Events and Entertainment [member]
Statement [line Items]
Summary of Fair Values of Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of Fairfax Events and Entertainment as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Other assets	125
Non-current assets
Right of use assets	157
Intangible assets	3,055
Liabilities
Current liabilities
Trade and other payables	133
Lease liabilities	97
Accrued expenses	23
Contract liabilities	1,925
Non-current liabilities
Lease liabilities	60

Total identifiable net assets at fair value	1,099

Goodwill arising on acquisition	17,520

Purchase consideration	18,619

Purchase consideration:
Cash and cash equivalents	18,619
Contingent consideration	—

Total consideration	18,619

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	—
Cash paid for the acquired subsidiaries	(18,619)

Net cash flows on acquisition	(18,619)

Level99 Ltd [member]
Statement [line Items]
Summary of Fair Values of Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of Level99 Ltd as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	2,431

Total identifiable net assets at fair value	2,431

Non-controlling interests	(1,073)

1,358

Goodwill arising on acquisition	1,073

Purchase consideration	2,431

Purchase consideration:
Cash and cash equivalents	2,431
Contingent consideration	—

Total consideration	2,431

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	2,431
Cash paid for the acquired subsidiaries	(2,431)

Net cash flows on acquisition	—

Xletix GmbH [member]
Statement [line Items]
Summary of Fair Values of Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of the Xletix GmbH, Germany as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	4,702
Trade and other receivables	1,646
Inventories	256
Other assets	1,882
Non-current assets
Property, plant and equipment	219
Intangible assets	2,129
Liabilities
Current liabilities
Trade and other payables	835
Interest-bearing liabilities	13
Accrued expenses	621
Contract Liabilities	7,134
Income tax payable	43

Total identifiable net assets at fair value	2,188

Goodwill arising on acquisition	11,724

Purchase consideration	13,912

Purchase consideration:
Cash and cash equivalents	6,231
Contingent consideration	7,681

Total consideration	13,912

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	4,702
Cash paid for the acquired subsidiaries	(6,231)

Net cash flows on acquisition	(1,529)

Other Acquisitions [member]
Statement [line Items]
Summary of Fair Values of Identifiable Assets and Liabilities
The acquirees’ total fair values of the identifiable assets and liabilities as at acquisition dates were:

Fair value s recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	1,384
Trade and other receivables	1,096
Accrued income	679
Inventories	31
Other assets	743
Non-current assets
Property, plant and equipment	147
Intangible assets	5,671
Deferred tax assets	633
Other assets	12
Liabilities
Current liabilities
Trade and other payables	281
Accrued expenses	1,176
Contract liabilities	4,070
Income Tax Payable	74
Non-current liabilities
Deferred tax liabilities	1,433
Provision	819

Total identifiable net assets at fair value	2,543

Goodwill arising on acquisition	11,480

Purchase consideration	14,023

Purchase consideration:
Cash and cash equivalents	5,699
Contingent consideration	8,324

Total consideration	14,023

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	1,384
Cash paid for the acquired subsidiaries	(5,699)

Net cash flows on acquisition	(4,315)

The acquirees’ total fair values of the identifiable assets and liabilities as at acquisition dates were:

Fair value s recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	860
Trade and other receivables	14,057
Inventories	88
Other assets	1,410
Non-current assets
Property, plant and equipment	1,481
Contract right use of assets	265
Intangible assets	4,127
Investments	482
Other assets	2
Deferred tax assets	21
Liabilities
Current liabilities
Trade and other payables	9,884
Interest-bearing liabilities	3,226
Lease liabilities	141
Contract Liabilities	2,358
Income tax payable	148
Non-current liabilities
Lease liabilities	137
Contract liabilities	11
Deferred tax liabilities	634

Total identifiable net assets at fair value	6,254

Less: Non-controlling interest measured at fair value	2,414
Goodwill arising on acquisition	7,934

Purchase consideration	11,774

Purchase consideration:
Cash and cash equivalents	7,409
Contingent consideration	4,365

Total consideration	11,774

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	860
Cash paid for the acquired subsidiaries	(7,409)

Net cash flows on acquisition	(6,549)